Reverse Recapitalization	12 Months Ended
Sep. 30, 2025
Reverse Recapitalization
Reverse Recapitalization

Note 3 — Reverse Recapitalization

As discussed in Note 1, Company Information, the Closing of the Merger occurred on December 21, 2023. In the Merger, as provided for in the Business Combination Agreement:

●	All of Legacy Mobix’s 1,813,925 issued and outstanding shares of common stock were cancelled and converted into the same number of shares of the Company’s Class A Common Stock;

●	All of Legacy Mobix’s Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock, totaling 225,490 shares, was converted into the same number of shares of the Company’s Class B Common Stock;

●	All of Legacy Mobix’s convertible notes were converted into shares of Legacy Mobix common stock immediately prior to Closing and pursuant to their terms, totaling 3,004 shares, which were then cancelled and converted into the same number of shares of the Company’s Class A Common Stock;

●	All of Legacy Mobix’s simple agreements for future equity (“SAFEs”) were converted into 15,095 shares of the Company’s Class A Common Stock;

●	All of Legacy Mobix’s stock options and warrants were assumed by the Company and converted into the same number of stock options or warrants to purchase shares of the Company’s Class A Common Stock, with no change to their exercise prices, vesting conditions or other terms; and

●	All of Legacy Mobix’s RSUs were assumed by the Company and converted into RSUs covering the same number of shares of the Company’s Class A Common Stock.

The other related events that occurred in connection with the Closing include the following:

●	The Company entered into the PIPE Subscription Agreements, as described below;

●	The Company entered into the Sponsor PIPE Subscription Agreement, Sponsor Warrant and Sponsor Letter Agreement, as described below;

●	The Company entered into a non-redemption agreement with a stockholder, as described below;

●	The Company entered into an amendment to its Business Combination Marketing Agreement, as described below;

●	The Company assumed the 6,000,000 public warrants (“Public Warrants”) and 3,400,000 private placement warrants (“Private Warrants”) originally issued by Chavant in 2021 in connection with its initial public offering, as described in Note 15, Warrants;

●	The Company adopted the 2023 Employee Stock Purchase Plan and the 2023 Equity Incentive Plan, as described in Note 16, Stock-Based Compensation;

●	The Company adopted an amended and restated certificate of incorporation and amended and restated bylaws; and

●	The Company entered into indemnification agreements with each of its directors and officers.

PIPE Subscription Agreements

In connection with the Merger, Chavant entered into the PIPE Subscription Agreements with certain accredited investors and pursuant to which the investors agreed to purchase an aggregate of 197,500 shares of Class A Common Stock of Chavant at a price of $100.00 per share for an aggregate amount of $19,750 in cash. Subsequent to the Closing, the number of shares purchased by the PIPE investors was adjusted through the issuance of additional shares of Class A Common Stock. See “Make-Whole Shares,” below.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The PIPE investors also received warrants to purchase 195,000 shares of Class A Common Stock at an exercise price of $0.10 per share, of which warrants to purchase 20,000 shares are immediately exercisable and warrants to purchase 175,000 shares became exercisable upon approval by the Company’s stockholders, which was obtained on January 3, 2025. During the year ended September 30, 2025, warrants to purchase 150,000 shares of Class A Common Stock were exercised, for net proceeds to the Company of $15.

Sponsor PIPE Subscription Agreements, Sponsor Warrant and Sponsor Letter Agreement

On December 19, 2023, Chavant entered into the Sponsor PIPE Subscription Agreement with the Sponsor pursuant to which the Sponsor agreed to purchase, in a private placement that closed substantially concurrently with the Closing, 19,973 shares of Class A Common Stock at a price of $100.00 per share. The aggregate purchase price of $1,997 was paid through the forgiveness of certain obligations of Chavant. Subsequent to the Closing, the number of shares purchased by the Sponsor was adjusted through the issuance of additional shares of Class A Common Stock. See “Make-Whole Shares,” below.

In connection with the execution of the Sponsor PIPE Subscription Agreement, Legacy Mobix issued to the Sponsor a warrant to purchase 27,245 shares of Legacy Mobix common stock at an exercise price of $0.10 per share, exercisable upon the closing of the Sponsor PIPE Subscription Agreement (the “Sponsor Warrant”). The Sponsor Warrant was exercised at the closing of the Sponsor PIPE Subscription Agreement and, following net settlement into 27,218 shares of Legacy Mobix common stock, converted into 27,218 shares of Class A Common Stock of the Company in connection with the Closing.

On December 20, 2023, Chavant also entered into a Sponsor Letter Agreement with the Sponsor pursuant to which, as consideration for the 19,973 shares issued pursuant to the Sponsor PIPE Subscription Agreement described above, the Sponsor agreed to forgive approximately $1,997 of aggregate outstanding obligations of Chavant. In addition, the Sponsor agreed to forfeit 65,863 Founder Shares and 40,000 Private Warrants that it held, in each case upon the Closing.

Non-Redemption Agreement

On December 20, 2023, Chavant and Mobix Labs entered into a non-redemption agreement with a stockholder of Chavant, pursuant to which the stockholder agreed to withdraw its redemption of 7,370 ordinary shares of Chavant (“Ordinary Shares”) prior to the Merger. In consideration therefor, Mobix Labs issued the stockholder a warrant to purchase 20,269 shares of Legacy Mobix common stock at an exercise price of $0.10 per share, exercisable upon the Closing. The warrant was exercised at the Closing and, following net settlement into 20,248 shares of Legacy Mobix common stock, converted into 20,248 shares of Class A Common Stock of the Company in connection with the Closing.

Amendment to Business Combination Marketing Agreement

On December 21, 2023, Chavant entered into an amendment to the Business Combination Marketing Agreement, dated as of July 19, 2021 between Chavant and certain advisors wherein the parties agreed to resolve their differences with respect to marketing fees contemplated by the agreement and the advisors agreed to receive, in lieu of any cash payment of fees or reimbursement of expenses, an aggregate of 28,000 shares of Class A Common Stock. Subsequent to the Closing, the number of shares the advisors received was adjusted through the issuance of additional shares of Class A Common Stock. See “Make-Whole Shares,” below.

Earnout Shares

In addition to the consideration paid at Closing, certain Legacy Mobix stockholders and certain holders of Legacy Mobix stock options (the “Earnout Recipients”) will be entitled to receive an additional aggregate 350,000 shares of Class A Common Stock issuable as earnout shares (the “Earnout Shares”) based on the achievement of trading price targets following the Closing and subject to the terms provided in the Business Combination Agreement. The Earnout Shares have a seven-year “Earnout Period,” commencing on the date that is the one year anniversary of the Closing, pursuant to which up to 175,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the volume-weighted average price (“VWAP”) of the Class A Common Stock exceeds $125.00 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period and an additional 175,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the VWAP of the Class A Common Stock exceeds $150.00 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The Earnout Shares are accounted for as liability-classified instruments because the events that determine the number of Earnout Shares to which the Earnout Recipients will be entitled include events that are not solely indexed to the Company’s common stock. At the time of Closing, the Company estimated the aggregate fair value of its liability for the Earnout Shares using a Monte Carlo simulation model and recorded a liability of $33,559. As of September 30, 2025 and 2024, none of the conditions for the issuance of any Earnout Shares had been achieved and the Company adjusted the carrying amount of the liability to its estimated fair value of $1,240 and $1,680, respectively. As a result of decreases in the fair value of the liability, which were primarily the result of decreases in the price of the Company’s Class A Common Stock subsequent to the Closing, the Company recognized non-cash gains of $440 and $31,879 for the years ended September 30, 2025 and 2024, respectively, which are included in “Change in fair value of earnout liability” in the consolidated statements of operations and comprehensive loss.

Make-Whole Shares

Pursuant to the PIPE Subscription Agreements, the Sponsor PIPE Subscription Agreement and the Amendment to Business Combination Marketing Agreement described above, Chavant agreed to issue additional shares of its Class A Common Stock (the “Make-Whole Shares”) to the PIPE Investors, the Sponsor and certain advisors with respect to 245,473 shares of the Company’s Class A Common Stock in the event that the VWAP per share of the Class A Common Stock during a specified period (the “Adjustment Period VWAP”) is less than $100.00 per share. In such case, the PIPE Investors were entitled to receive a number of Make-Whole Shares equal to the number of shares of Class A Common Stock issued to the PIPE Investor multiplied by a fraction, the numerator of which is $100.00 minus the Adjustment Period VWAP and the denominator of which is the Adjustment Period VWAP. In the event that the Adjustment Period VWAP is less than $70.00, the Adjustment Period VWAP was deemed to be $70.00. The adjustment period ended on August 30, 2024. The Company issued 105,202 shares of its Class A Common Stock to the PIPE Investors, the Sponsor and certain advisors in settlement of the liability for the Make-Whole Shares.

The Make-Whole Shares were accounted for as liability-classified instruments because the events that determine the number of Make-Whole Shares issuable include events that are not solely indexed to the Company’s common stock. At the time of Closing, the Company estimated the aggregate fair value of its liability for the Make-Whole Shares using a Monte Carlo simulation model and recorded a liability of $2,071. The fair value of the 105,202 shares of Class A Common Stock issued in settlement of the liability for the Make-Whole Shares was $1,241. As a result of the decrease in the fair value of the liability, the Company recorded a non-cash gain of $830 for the year ended September 30, 2024, which is included in “Change in fair value of PIPE make-whole liability” in the consolidated statements of operations and comprehensive loss.

See Note 17, Fair Value Measurements, for additional information on the Company’s measurements with respect to the financial instruments issued in connection with the foregoing agreements.

Legacy Mobix incurred $6,363 of transaction costs in connection with the Merger, which was determined to be a capital-raising transaction for Legacy Mobix. At the time of the Closing, the Company allocated this amount between the equity-classified instruments and liability-classified instruments, based on their relative fair values, and recorded the $2,354 of costs associated with equity-classified instruments as a reduction of additional paid-in capital and charged the remaining $4,009 of costs associated with liability-classified instruments to expense. The Company also recognized a liability for unpaid transaction costs of Chavant totaling $3,090, which the Company recorded as a reduction of the proceeds of the Merger at the time of the Closing.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The following tables reconcile elements of the Merger to the Company’s consolidated financial statements, and should be read in conjunction with the footnotes referenced above:

Shares

Chavant public shares, net of redemptions	11,100
Chavant founder shares, net of shares forfeited	134,137
PIPE investors’ shares	197,500
Settlement of PIPE warrant	19,980
Sponsor PIPE subscription	19,973
Settlement of Sponsor Warrant	27,218
Settlement of warrant to non-redeeming shareholder	20,248
Amendment to Business Combination Marketing Agreement	28,000
Total Chavant shares outstanding immediately prior to the Merger	458,156

Legacy Mobix rollover shares	1,813,925
Conversion of Legacy Mobix convertible notes	3,004
Conversion of Legacy Mobix SAFEs	15,095
Total number of Class A common shares issued in the Merger	2,290,180

Closing proceeds:
Proceeds from Chavant trust fund	$1,264
Proceeds from PIPE investment	19,750

Closing disbursements:
Legacy Mobix Merger-related transaction costs	(3,747)
Chavant Merger-related transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	15,048

Legacy Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065

Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009

Liability-classified instruments at closing:
Fair value of earnout liability	(33,559)
Fair value of PIPE make-whole liability	(2,071)
Fair value of Private Warrants	(150)
Net equity impact of the Merger	$(16,182)

Subsequent to the Closing, the Company paid $982 of the Merger-related transaction costs and negotiated a $99 reduction of the unpaid transaction costs.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)